Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

12. CASH AND CASH EQUIVALENTS

As at December 31,	2025	2024
Cash	1,963	2,723
Short-Term Investments	777	370
	2,740	3,093
Cash and cash equivalents include short-term investments, such as money market deposits or similar type instruments, with an original maturity of three months or less.